Right-of-use assets (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 02, 2024
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2024	kr 586,920
Balance as of December 31, 2025	578,494	kr 586,920
Electric Vehicles And Trailers [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2024	156,347	125,615
Additions	109,180	33,874
Disposals	(23,640)	(3,926)
Exchange rate differences	(1,540)	310
Remeasurements		474
Balance as of December 31, 2025	240,347	156,347
Balance as of December 31, 2024	(84,533)	(63,280)
Depreciation for the year	(36,904)	(24,037)
Disposals	17,198	2,857
Exchange rate differences	694	(73)
Balance as of December 31, 2025	(103,544)	(84,533)
Right-of-use assets net	136,803	71,814	kr 62,335
Lands And Buildings [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2024	578,080	513,047
Additions	37,722	110,079
Disposals	(18,476)	(88,714)
Exchange rate differences	(63,344)	33,143
Remeasurements	9,651	10,525
Balance as of December 31, 2025	543,632	578,080
Balance as of December 31, 2024	(67,869)	(79,438)
Depreciation for the year	(56,909)	(70,882)
Disposals	11,949	85,103
Exchange rate differences	7,320	(2,652)
Balance as of December 31, 2025	(105,509)	(67,869)
Right-of-use assets net	438,123	510,211	433,609
Equipments [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2024	14,203	15,572
Additions	2,907	408
Disposals	(5,952)	(1,777)
Exchange rate differences	(20)
Remeasurements	564
Balance as of December 31, 2025	11,703	14,203
Balance as of December 31, 2024	(9,308)	(5,914)
Depreciation for the year	(4,785)	(5,167)
Disposals	5,952	1,773
Exchange rate differences	6
Balance as of December 31, 2025	(8,135)	(9,308)
Right-of-use assets net	3,568	4,895	9,658
Total [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2024	748,630	654,234
Additions	149,809	144,361
Disposals	(48,068)	(94,417)
Exchange rate differences	(64,904)	33,453
Remeasurements	10,215	10,999
Balance as of December 31, 2025	795,682	748,630
Balance as of December 31, 2024	(161,710)	(148,632)
Depreciation for the year	(98,598)	(100,086)
Disposals	35,100	89,733
Exchange rate differences	8,020	(2,725)
Balance as of December 31, 2025	(217,188)	(161,710)
Right-of-use assets net	kr 578,494	kr 586,920	kr 505,602